Restricted Cash	9 Months Ended
Sep. 30, 2022
Restricted Cash

3. Restricted Cash

The restricted cash relates to drilling bonds provided to the General Directorate of Petroleum Affairs (the “GDPA”) for the exploration licenses due to Turkish Petroleum Law. The amounts are for 2% of the annual work budget of the different Turkish licenses which is submitted to the GDPA on an annual basis. As at September 30, 2022, the Company’s restricted cash totaled $3,920 (December 31, 2021 - $5,438).